Long-Duration Insurance Contracts Relating to Life Insurance Operations - Schedule of Liability For Future Policy Benefit Expected Future Policy Benefit Undiscounted Before Reinsurance (Detail) - JPY (¥)
¥ in Millions
	Sep. 30, 2024	Mar. 31, 2024
Yen-denominated insurance (First Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Expected future gross premiums - Undiscounted	¥ 1,554,073	¥ 1,525,071
Expected future policy benefits and expenses - Undiscounted	2,462,656	2,378,836
Expected future gross premiums - Discounted	1,413,449	1,395,370
Expected future policy benefits and expenses - Discounted	1,596,366	1,565,877
Yen-denominated insurance (Third Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Expected future gross premiums - Undiscounted	2,531,429	2,590,963
Expected future policy benefits and expenses - Undiscounted	2,576,511	2,583,535
Expected future gross premiums - Discounted	2,171,202	2,242,701
Expected future policy benefits and expenses - Discounted	1,814,998	1,844,599
Foreign currency denominated insurance
Liability for Future Policy Benefit, Activity [Line Items]
Expected future gross premiums - Undiscounted	609,350	685,134
Expected future policy benefits and expenses - Undiscounted	1,219,040	1,300,018
Expected future gross premiums - Discounted	491,331	535,943
Expected future policy benefits and expenses - Discounted	¥ 445,127	¥ 447,081